General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of General And Administrative Expenses [Abstract]
Salaries and expenses relating to employees and service providers	$ 247		$ 297	$ 405
Expenses relating to options and shares to employees and non-employees	37		175	140
Patents and fees	158		162	203
Directors' fees	119		124	96
Investor relations and travel	98		168	145
Rent and office maintenance	29		39	59
Vehicle maintenance			5
Insurance	34		48	62
Professional services	440	[1]	213	192
Depreciation and loss from disposal	9		3	7
Other	32		36	110
General and administrative expenses	$ 1,203		$ 1,270	$ 1,419

[1]	An amount of $206 thousands related to F-1 registration and amendments (see also note 23).